Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Australia - 3.8%
BHP Group Ltd.	825,494	$20,502,760
Fortescue Ltd.	1,714,736	20,393,599
		40,896,359

Canada - 6.3%
Canadian Natural Resources Ltd.	664,748	20,193,776
Cenovus Energy, Inc.	1,131,409	16,363,723
Imperial Oil Ltd. (a)	156,224	10,410,768
Suncor Energy, Inc.	556,177	20,890,008
		67,858,275

China - 0.8%
AAC Technologies Holdings, Inc.	408,128	2,095,140
Lenovo Group Ltd.	5,866,978	6,994,985
		9,090,125

Denmark - 2.3%
AP Moller - Maersk AS - Class B	10,577	15,652,366
Genmab AS (b)	18,497	3,662,989
Vestas Wind Systems AS (b)	361,597	4,973,573
		24,288,928

Finland - 2.1%
Fortum Oyj	275,047	3,994,666
Nokia OYJ	3,925,976	18,492,550
		22,487,216

France - 12.9%
Bouygues SA	435,910	13,851,261
Capgemini SE	68,197	12,448,013
Carrefour SA	896,482	12,731,821
Cie de Saint-Gobain SA	186,824	17,555,390
Cie Generale des Etablissements Michelin SCA	395,035	13,769,569
Eiffage SA	117,609	10,531,676
Rexel SA	156,132	4,143,220
Sodexo SA	58,417	4,314,840
Teleperformance SE	61,148	5,749,733
TOTAL SA	374,791	21,924,855
Vinci SA	201,067	21,797,294
		138,817,672

Germany - 8.2%
Bayer AG	883,744	19,839,432
Deutsche Post AG	565,244	20,411,996
Deutsche Telekom AG	664,234	22,291,581
Fresenius SE & Co. KGaA (b)	291,620	11,184,388
HeidelbergCement AG	70,049	9,915,645
Zalando SE (b)(c)	110,437	4,140,457
		87,783,499

Hong Kong - 0.9%
Budweiser Brewing Co. APAC Ltd. (c)	3,736,500	3,404,709
WH Group Ltd. (c)	7,849,482	6,114,857
		9,519,566

Italy - 2.5%
Eni SpA	1,514,426	21,523,561
Moncler SpA	79,703	5,066,860
		26,590,421

Japan - 21.8%
ANA Holdings, Inc.	270,933	5,091,294
Daifuku Co. Ltd.	107,283	2,225,278
Idemitsu Kosan Co. Ltd.	1,303,379	8,756,703
Inpex Corp.	1,218,382	14,690,186
Isuzu Motors Ltd.	289,639	3,907,731
J Front Retailing Co. Ltd.	205,637	2,896,380
Kansai Electric Power Co., Inc.	1,672,855	18,508,780
Kawasaki Kisen Kaisha Ltd. (a)	252,426	3,211,171
KDDI Corp.	651,924	21,798,755
Kobe Steel Ltd.	316,840	3,389,133
Kuraray Co. Ltd.	142,980	2,104,667
LY Corp.	4,919,920	14,430,327
Makita Corp.	154,111	4,587,707
Mazda Motor Corp.	850,211	5,840,935
Mitsubishi Corp.	1,258,819	20,205,873
Murata Manufacturing Co. Ltd.	542,222	8,633,529
Nexon Co. Ltd.	172,331	2,252,264
NIPPON EXPRESS HOLDINGS INC	200,988	3,264,378
Nippon Steel Corp.	789,893	16,445,176
Niterra Co. Ltd.	89,797	2,976,539
Nitto Denko Corp.	209,657	3,741,775
Ono Pharmaceutical Co. Ltd.	223,350	2,322,857
Sankyo Co. Ltd.	94,623	1,274,188
Sega Sammy Holdings, Inc.	94,954	1,845,877
Seiko Epson Corp.	163,991	2,977,521
Shionogi & Co. Ltd.	252,743	3,731,787
Skylark Holdings Co. Ltd.	89,814	1,423,114
Sony Group Corp.	1,023,637	22,704,222
Square Enix Holdings Co. Ltd.	30,757	1,248,366
Subaru Corp.	776,042	13,609,944
Sumitomo Electric Industries Ltd.	320,474	6,018,121
Toyota Tsusho Corp.	487,865	8,305,926
		234,420,504

Luxembourg - 1.0%
Tenaris SA - ADR	288,782	10,881,306

Netherlands - 4.8%
Koninklijke Ahold Delhaize NV	493,015	17,471,230
Shell PLC - ADR	337,434	22,220,029
Stellantis NV	850,669	11,438,738
		51,129,997

Norway - 2.8%
Aker BP ASA	372,531	7,790,478
Equinor ASA - ADR (a)	919,618	22,061,636
		29,852,114

Poland - 0.3%
Allegro.eu SA (b)(c)	397,817	2,935,361

Singapore - 0.9%
Singapore Airlines Ltd.	2,176,346	10,185,107

South Korea - 5.7%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	51,930	8,291,645
Hyundai Mobis Co. Ltd.	23,484	4,258,798
Kia Corp.	288,209	20,232,153
Krafton, Inc. (b)	14,060	3,522,257
SK Hynix, Inc.	182,270	24,988,427
		61,293,280

Spain - 2.6%
ACS Actividades de Construccion y Servicios SA	162,249	8,294,653
Telefonica SA	4,684,902	19,124,529
		27,419,182

Sweden - 2.5%
Evolution AB (c)	59,654	4,592,494
H & M Hennes & Mauritz AB - Class B	632,749	8,457,350
Telefonaktiebolaget LM Ericsson - Class B	1,894,617	14,329,495
		27,379,339

Switzerland - 2.3%
Glencore PLC	4,456,669	19,367,933
Logitech International SA	48,360	4,857,505
		24,225,438

United Kingdom - 13.8%
Associated British Foods PLC	332,985	7,852,719
B&M European Value Retail SA	598,337	2,404,417
BP PLC - ADR	743,630	23,097,148
British American Tobacco PLC - ADR	566,543	22,457,764
Centrica PLC	3,704,909	6,546,019
Imperial Brands PLC	358,106	12,081,615
International Consolidated Airlines Group SA	2,196,528	9,202,584
J Sainsbury PLC	1,702,471	5,370,092
Kingfisher PLC	1,768,974	5,400,007
Rio Tinto PLC	342,138	20,748,363
Tesco PLC	2,837,558	13,095,014
Vodafone Group PLC - ADR	2,332,294	19,917,791
		148,173,533

United States - 0.2%
Samsonite International SA (c)	658,003	1,908,503
TOTAL COMMON STOCKS (Cost $1,058,606,303)		1,057,135,725

PREFERRED STOCKS - 1.2%
Germany - 1.2%
Henkel AG & Co. KGaA, 0.00%	142,416	12,442,840
TOTAL PREFERRED STOCKS (Cost $12,488,952)		12,442,840

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (d)	34,045,434	34,045,434
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,045,434)		34,045,434

TOTAL INVESTMENTS - 102.9% (Cost $1,105,140,689)		1,103,623,999
Liabilities in Excess of Other Assets - (2.9)%		(30,960,834)
TOTAL NET ASSETS - 100.0%		$1,072,663,165
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $32,330,188 which represented 3.0% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $23,096,381 or 2.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Developed Markets International Cash Cows 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,057,135,726	$–	$–	$1,057,135,726
Preferred Stocks	12,442,840	–	–	12,442,840
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	34,045,434
Total Investments	$1,069,578,566	$–	$–	$1,103,623,999

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $34,045,434 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.